Derivative Financial Instruments and Risk Management - Fair Values of Derivative Instruments not Designated as Hedges (Detail) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Notional Amounts	$ 823	$ 723
Derivative Assets	17	19
Derivative Liabilities	(14)	(4)
Currency forwards and swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amounts	427	324
Derivative Assets	12	2
Derivative Liabilities	(3)	(1)
Commodity swaps and options [Member]
Derivatives, Fair Value [Line Items]
Notional Amounts	396
Derivative Assets	5
Derivative Liabilities	(11)
Commodity swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amounts		399
Derivative Assets		17
Derivative Liabilities		$ (3)